U.S. Wealth Management

601 Congress Street

Boston, MA  02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail:  nkolokithas@jhancock.com

Name : Nicholas J. Kolokithas

Title:     Assistant Vice President and Counsel

October 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:       John Hancock Tax-Exempt Series Fund (the “Trust”)

               John Hancock Massachusetts Tax-Free Income Fund and

               John Hancock New York Tax-Free Income Fund (the “Funds”)

               File Nos.  811-05079 and 33-12947

            CERTIFICATE UNDER RULE 497(j)

Gentlemen and Ladies:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to paragraph (c) of Rule 497 do not differ from the Funds’ Prospectuses and Statement of Additional Information, each dated October 1, 2009, contained in Post-Effective Amendment No. 32 under the Securities Act and Post-Effective Amendment No. 33 under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on September 24, 2009.

Sincerely,

/s/Nicholas J. Kolokithas

Nicholas J. Kolokithas

Assistant Secretary

John Hancock Tax-Exempt Series Fund